SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Significant assumptions used for estimating fair value of stock options
The fair value of stock options was estimated using the following significant assumptions:

	2014	2015
Suboptimal exercise factor	4.40	4.16
Risk-free interest rate	1.89 to 1.99%	1.49 to 1.74%
Volatility	47.22 to 47.75%	38.88 to 39.25%
Dividend yield	—	—
Life of option	6 years	6 years

Summary of the Group's share option activity under the option plans
The following table summarized the Group’s share option activity under the option plans:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$'000
Share options outstanding at January 1, 2015	4,921,998	2.23
Granted	118,348	4.76
Forfeited	(48,704)	5.09
Exercised	(1,528,104)	2.40
Share options outstanding at December 31, 2015	3,463,538	2.21	3.11	19,430
Share options vested or expected to vest at December 31, 2015	3,413,317	2.16	3.09	19,308
Share options exercisable at December 31, 2015	702,848	3.22	2.88	3,229

Summary of the Group's nonvested restricted stock activity
The following table summarized the Group’s nonvested restricted stock activity in 2015.

		Weighted Average Grant Date
	Number of Restricted Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2015	3,237,240	4.25
Granted	13,931,961	4.77
Forfeited	(807,413)	4.85
Vested	(1,702,964)	3.77
Nonvested restricted stocks outstanding at December 31, 2015	14,658,824	4.77